Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2014
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST II
Central Index Key	dei_EntityCentralIndexKey	0001518042
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlf
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2015
Prospectus Date	rr_ProspectusDate	Mar. 31, 2015
Aftershock Strategies Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary objective of the Aftershock Strategies Fund (the “Fund”) is preservation of capital
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital appreciation, each in the event of a long term decline in the equity and fixed income markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-03-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended November 30, 2014, the Fund’s portfolio turnover rate was 357% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	357.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s Adviser seeks to preserve capital in a challenging investment environment. Secondarily, the Fund’s Adviser looks for appreciation of capital from a portfolio of traditional and non-traditional asset classes while strategically managing portfolio volatility. Specifically, the Fund seeks capital preservation and positive returns in the event of a long term decline in the equity and fixed income markets.

The Fund will invest in mutual funds and exchange traded funds (ETFs) representing the following four asset categories: equities, fixed income securities, commodities and currencies; as well as individual securities and other instruments within these asset categories. The Fund may invest up to 100% of its assets in either mutual funds and ETFs or individual securities and instruments representing or within the four asset categories, or any combination of such investments, although the Fund normally intends to invest primarily in mutual funds and ETFs. The criteria for direct investment in equity and debt securities will be based on risk adjusted returns given the near and long term macroeconomic outlook. The Fund may invest in equity securities regardless of the level of capitalization of the issuer. The Fund’s investment in fixed income securities (whether direct or through investments in fixed income mutual funds or ETFs) is normally in shorter term and relatively high quality securities, such as Treasury Inflation-Protected Securities (“TIPS”) or Treasury bonds of under five years duration, although there are no specific duration or quality limitations for the Fund’s fixed income investments. In selecting equity securities, the Adviser will seek those securities which in its view provide a degree of safety in the event of a decline in the market. Some of the mutual funds and ETFs that the Fund invests in may be leveraged.

With respect to allocation of the Fund’s investments across the four asset categories, the Fund’s investments will correspond to the Adviser’s asset allocation model that is diversified across asset categories with no one category constituting over 50% of total assets (with the exception of equities which may constitute up to 80% of total assets), and no two categories, excluding equities, constituting over 80% of total assets. The Fund may also make investments in foreign markets to take advantage of a potential decline in the dollar or long term declines in foreign bond or equities markets. Over time, the Adviser expects the allocation among all of its asset categories to change as the macroeconomic environment changes. For instance, in the event of long term decline in the equity and fixed income markets and/or high inflation, asset allocations may move more heavily toward commodities and similar asset categories that are often more inflation protected. The Adviser will monitor the performance of the Fund’s investments on a continuous basis.

The Fund may invest up to 25% of its total assets (measured at the time of investment) in a wholly-owned and controlled subsidiary (the “Subsidiary”) to provide exposure to commodities, including gold and other precious metals. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity ETFs, commodity futures and options on commodity futures, as well as physical gold or other precious metals. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. The Subsidiary is subject to the same investment restrictions as the Fund when viewed on an unconsolidated basis. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to commodities at times within its Subsidiary but not in the overall Fund. However, it is expected that the overall portfolio of the Fund will not be leveraged.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

• General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

• Exchange Traded Funds Risk. Investment in an exchange traded fund (“ETF”) carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

• Equity Securities Risk. The Fund may invest directly in equity securities, and will also invest in ETFs that hold common stock, which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Fixed Income Securities Risk. When the Fund invests in ETFs that own fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities. The Fund may also invest in fixed income securities directly.

• Commodities Risk. Investing in the commodities markets (directly or indirectly) may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Gold-related Investments Risk. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting gold-related investments may have a significant impact on the Fund’s performance. Gold and other precious metals prices can be influenced by a variety of economic, financial and political factors, especially inflation: when inflation is low or expected to fall, prices tend to be weak. The Fund may invest directly in precious metals (such as gold bullion). There are certain considerations related to such direct precious metal investments, including custody and transaction costs that may be higher than those involving securities.

• Derivatives Risk. The Fund may use derivatives, such as futures contracts, to gain exposure to gold in its Subsidiary. The Fund’s indirect use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and tracking risk.

• Futures Contract Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a)the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b)possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c)losses caused by unanticipated market movements, which are potentially unlimited; (d)the Adviser’sinability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e)the possibility that the counterparty will default in the performance of its obligations; and (f)if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

• Options Risk.Options are subject to sudden price movements and are highly leveraged, in that payment of a relatively small purchase price, called a premium, gives the buyer the right to acquire an underlying futures contract, forward contract or commodity that has a face value substantially greater than the premium paid. The buyer of an option risks losing the entire purchase price of the option. The writer, or seller, of an option risks losing the difference between the purchase price received for the option and the price of the futures contract, forward contract or commodity underlying the option that the writer must purchase or deliver upon exercise of the option. There is no limit on the potential loss.

• Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to anticipate accurately the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

• Foreign Securities and Currency Risk. The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. These risks may be greater in emerging markets and in less developed countries.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Small and Medium Sized Companies Risk. To the extent the Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

• Growth Risk. The Fund may invest in companies that appear to be growth oriented or ETFs that invest in such companies. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

• Fund of Funds Risk. The Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs and mutual funds. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Fund will indirectly bear fees and expenses charged by the mutual funds or ETFs in which a Fund invests in addition to the Fund’s direct fees and expenses. The Fund will also incur brokerage costs when it purchases ETFs. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.

• Other Investment Companies Risk. The Fund will invest in exchange-traded funds and other investment companies, such as mutual funds. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

• Leverage Risk. The assets of the Subsidiary may be highly leveraged at times, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

• Limited Operating History Risk . The Fund has a limited history of operations. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective.

• Adviser Risk. Although the Adviser has managed private accounts, the Adviser has limited history managing a mutual fund.

• Interest Rate Risk. The risks associated with the Fund include interest rate risk, which means that the prices of the Fund’s investments are likely to fall if interest rates rise.

• Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value.

• Non-Diversification Risk. The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

• Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

• Regulatory Change Risk. The Adviser has filed a notice with the National Futures Association claiming an exemption from registration as a “commodity pool operator” or “CPO” as defined by regulations of the Commodity Exchange Act, as amended, under no-action relief for fund of fund operators with respect to the Fund’s operation. Under this no-action letter guidance, the CFTC has stated that such relief will apply until such time as the CFTC staff provides additional guidance, and it is unclear whether the Adviser will be allowed to continue to claim this exemption following the issuance of additional guidance from the CFTC regarding fund of fund operators (the “Effective Date”). If, following the Effective Date, the Adviser determines that it is not eligible for the exemption under the fund of funds no-action letter relief or other relief from CFTC regulation, the Fund will be required to comply with certain CFTC regulations regarding disclosure, reporting and recordkeeping. Compliance with such requirements will likely increase the costs associated with an investment in the Fund.

• Tax Risk. Certain of the Fund’s investment strategies may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund. Investing in commodities indirectly through the Subsidiary is intended to allow the Fund to obtain exposure to the commodities markets while remaining in compliance with applicable U.S. federal tax requirements. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains. Additionally, the Internal Revenue Service (“IRS”) has issued a number of private letter rulings to other mutual funds (unrelated to the Fund), which indicate that certain income from a fund’s investment in a wholly-owned foreign subsidiary will constitute “qualifying income” for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). However, the IRS has suspended issuance of any further letters pending a review of its position. If the IRS were to change its position with respect to the conclusions reached in its private letter rulings (which change in position might be applied to the Fund retroactively), the income from the Fund’s investment in the Subsidiary might not be qualifying income, and the Fund might not qualify as a regulated investment company for one or more years.

• Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Because the Subsidiary engages in only a de minimis amount of trading of commodity interests, the Adviser is exempt from registration as a commodity pool operator with respect to the Subsidiary pursuant to CFTC Rule 4.13(a)(3). The Adviser has filed an exemption notice with the National Futures Association to effect the exemption and will comply with the requirements thereof. As a result, the Adviser, unlike a registered commodity pool operator, is not required to deliver a disclosure document and a certified annual report to investors in the Subsidiary, such as the Fund. Changes in the laws or regulations of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and total return table illustrate the risks of investing in the Fund by showing how the Fund’s average annual returns through December 31, 2014 compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling the Fund toll-free at 1-855-SHK-FUND or 1-855-745-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and total return table illustrate the risks of investing in the Fund by showing how the Fund’s average annual returns through December 31, 2014 compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-SHK-FUND or 1-855-745-3863
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Calendar Year Returns as of December 31	[1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 2.60% (for the quarter ended June 30 31, 2014). The worst performance was (2.39)% (for the quarter ended September 30, 2014).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the best performance for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.39%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2014
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is a total return index that reflects both changes in the prices of stocks in the S&P 500 Index as well as the reinvestment of the dividend income from its underlying stocks. The S&P 500 is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

Aftershock Strategies Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.69%
Since Inception	rr_AverageAnnualReturnSinceInception	19.47%
Aftershock Strategies Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SHKIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.60%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	939
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,060
Annual Return 2014	rr_AnnualReturn2014	0.14%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.14%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.03%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 22, 2013
Aftershock Strategies Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.17%)
Aftershock Strategies Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.28%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.06%)
Aftershock Strategies Fund | Class N Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SHKNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.85%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,068
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,325
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.59%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012

[1]	The returns shown in the bar chart are for Class I shares. The performance of Class N shares will differ due to differences in expenses.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[3]	Pursuant to an operating expense limitation agreement between MacroView Investment Management LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Fund do not exceed 1.20% and 1.45% of the Fund's average net assets, for Class I and Class N shares, respectively, through March 31, 2016. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis, as long as the reimbursement does not cause the Fund's annual operating expenses to exceed the expense cap.
[4]	Class I shares commenced operations on March 22, 2013. Class N shares commenced operations on December 31, 2012.